Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses and advances to service providers	$ 1,015	$ 580
Tax credits receivable	219	231
Receivable from related parties	49	15
Other receivables	120	57
Receivable on account of shares		1,500
Total	$ 1,403	$ 2,383